Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange forward contracts not designated as hedges	$ 1,459	$ 545
Derivative Assets (Liabilities), at Fair Value, Net		545
Foreign exchange forward contracts not designated as hedges			374
Interest rate swap agreements designated as cash flow hedges			6,707
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange forward contracts not designated as hedges	1,459	545
Derivative Assets (Liabilities), at Fair Value, Net		545
Foreign exchange forward contracts not designated as hedges			374
Interest rate swap agreements designated as cash flow hedges			$ 6,707